Other Assets - Schedule of Provides Information on Delinquency (Details)	Dec. 31, 2024 CNY (¥)
Schedule of Provides Information on Delinquency [Line Items]
Purchased loans with credit deterioration	¥ 608,297,516
Other Asset, 31 - 90 Days Past Due [Member]
Schedule of Provides Information on Delinquency [Line Items]
Purchased loans with credit deterioration	33,042,549
Other Asset, 91 - 180 Days Past Due [Member]
Schedule of Provides Information on Delinquency [Line Items]
Purchased loans with credit deterioration	88,589,648
Other Asset, 181 - 270 Days Past Due [Member]
Schedule of Provides Information on Delinquency [Line Items]
Purchased loans with credit deterioration	¥ 486,665,319